Investments - Summary of Assets held for Sale (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Disposal groups classified as held for sale [member] | SQM [member]
Disclosure of assets held for sale [line Items]
Proportional voting rights	28.00%